STATEMENT OF INVESTMENTS
BNY Mellon California AMT-Free Municipal Bond Fund

August 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.2%
Collateralized Municipal-Backed Securities - 1.2%
California Housing Finance, Revenue Bonds (Green Bond) (Insured; Federal National Mortgage Association)	2.35	12/1/2035	4,948,402		5,107,493
California Housing Finance, Revenue Bonds, Ser. A	4.25	1/15/2035	4,436,605		5,002,140
Total Bonds and Notes (cost $10,061,235)			10,109,633

Long-Term Municipal Investments - 97.5%
California - 96.7%
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare Obligated Group) Ser. A	5.00	8/1/2043	13,250,000		14,516,435
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare Obligated Group) Ser. A	6.00	8/1/2030	5,000,000		5,245,750
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2037	1,650,000		1,912,449
Allan Hancock Joint Community College, GO, Ser. C	0/5.60	8/1/2047	11,375,000	[a]	9,796,946
Anaheim Community Facilities District No. 08-1, Special Tax Bonds, Refunding	4.00	9/1/2046	2,000,000		2,108,020
Anaheim Community Facilities District No. 08-1, Special Tax Bonds, Refunding	4.00	9/1/2041	5,250,000		5,564,318
California, GO	5.50	11/1/2035	10,000,000		10,082,700
California, GO	6.00	3/1/2033	675,000		679,030
California, GO, Refunding	5.00	2/1/2038	5,000,000		5,308,900
California, GO, Refunding	5.00	8/1/2036	7,000,000		8,629,530
California, GO, Refunding	5.25	2/1/2029	13,835,000		14,783,113
California, GO, Refunding	5.25	9/1/2032	19,500,000		20,442,240
California, GO, Refunding	5.25	10/1/2032	9,170,000		9,649,958
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	7,000,000		10,038,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,000,000	5,207,900
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000	1,967,718
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2045	2,305,000	2,574,939
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2040	5,000,000	5,623,450
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	4,429,863
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,724,295
California Educational Facilities Authority, Revenue Bonds, Refunding (Occidental College)	5.00	10/1/2045	500,000	593,805
California Educational Facilities Authority, Revenue Bonds, Refunding (Pepperdine University)	5.00	9/1/2045	5,000,000	5,923,450
California Educational Facilities Authority, Revenue Bonds, Refunding (Pooled College & University Projects) Ser. A	5.63	7/1/2023	55,000	59,781
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	6,871,560
California Health Facilities Financing Authority, Revenue Bonds (Rady Children's Hospital Obligated Group)	5.25	8/15/2041	8,500,000	8,819,770
California Health Facilities Financing Authority, Revenue Bonds (Stanford Hospital Clinics Obligated Group) Ser. A	5.00	8/15/2042	1,000,000	1,070,150
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2031	1,150,000	1,373,917

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2030	750,000	897,840
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000	3,604,320
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,925,000	3,218,816
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000	2,249,420
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services Obligated Group) Ser. A	5.00	10/1/2030	3,500,000	4,044,390
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	5,099,727
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2037	7,500,000	8,242,050
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group) Ser. A	5.00	11/15/2037	3,360,000	4,186,862
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. A	5.00	8/15/2043	2,000,000	2,316,460
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. D	5.25	8/15/2031	3,500,000	3,654,665
California Housing Finance, Revenue Bonds, Cl. A, Ser. 2	4.00	3/20/2033	2,969,996	3,281,756

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000		679,151
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000		762,744
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000		1,821,945
California Infrastructure & Economic Development Bank, Revenue Bonds (Green Bond) (Academy of Motion Pictures Arts & Sciences Obligated Group) Ser. A	5.00	11/1/2030	2,000,000		2,702,680
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Holdings) Ser. A	5.00	1/1/2055	1,000,000	[b]	1,030,490
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Pictures Arts & Sciences Obligated Group)	5.00	11/1/2041	2,250,000		2,502,810
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	4,000,000		5,352,360
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,573,650
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A	5.00	11/1/2046	2,500,000	[b]	2,581,425
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000		2,923,700
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000		3,619,910
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000		2,245,433
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2033	3,800,000		4,496,882

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2035	1,500,000		1,763,190
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2041	1,750,000	[b]	1,835,470
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2046	2,170,000	[b]	2,261,118
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,002,100
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000		1,130,100
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers Obligated Group) Ser. A	5.00	2/1/2036	1,000,000		1,173,110
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers Obligated Group) Ser. A	5.00	2/1/2037	1,000,000		1,169,740
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,275,824
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		3,974,705
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,156,690
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,839,075
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood Obligated Group) Ser. A	5.00	10/1/2044	2,000,000		2,314,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000		2,568,132
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000		2,197,730
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2048	9,115,000		9,338,591
California Pollution Control Financing Authority, Revenue Bonds (San Jose Water Company Project)	5.10	6/1/2040	5,500,000		5,517,270
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	3,000,000		3,167,040
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital)	5.00	10/15/2047	3,000,000		3,302,940
California Public Works Board, Revenue Bonds (Judicial Council Projects) Ser. D	5.00	12/1/2031	10,000,000		10,564,800
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group Projects) Ser. A	5.00	7/1/2045	3,500,000	[b]	3,877,790
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2043	1,255,000	[b]	1,391,481
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2049	1,100,000	[b]	1,214,521
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	1,650,000	[b]	1,898,556
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	875,000	[b]	1,005,156
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[b]	689,309

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
California School Finance Authority, Revenue Bonds (Kipp SoCal Public Schools Obligated Group) Ser. A	5.00	7/1/2049	1,650,000	[b]	1,956,686
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)	5.00	8/1/2041	1,750,000	[b]	1,955,958
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,500,000	[b]	1,651,650
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	5,250,000	[b]	5,784,292
California Statewide Communities Development Authority, Revenue Bonds (Viamonte Senior Living Project)	3.00	7/1/2025	3,700,000		3,730,488
California Statewide Communities Development Authority, Revenue Bonds, Refunding	5.00	10/1/2045	3,550,000		3,875,003
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	700,000	[b]	731,213
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2032	1,855,000	[b]	1,989,766
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2020	7,440,000	[c]	7,499,371
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2024	4,000,000	[c]	4,771,840
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000		5,116,905
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Memorial Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	10/1/2043	2,100,000		2,355,360

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2034	2,390,000		2,769,532
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,400,712
California University, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2038	5,000,000		6,178,900
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,500,000		2,020,350
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2036	1,725,000		2,335,978
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	825,000		1,122,421
Escondido Union High School District, GO, Ser. C	0.00	8/1/2046	3,000,000	[d]	1,490,940
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Cl. A, Ser. MO50	3.05	6/15/2037	6,320,000	[b]	7,056,849
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	3,480,000		3,885,733
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[d]	6,791,900
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2037	850,000		1,011,704
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2035	1,000,000		1,197,550
Glendale Community College District, GO, Ser. B	4.00	8/1/2050	7,750,000		9,072,072
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	4,500,000		4,626,990

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	8,000,000		9,778,720
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2026	2,500,000		3,052,425
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2026	3,265,000	[d]	3,106,484
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2023	4,850,000	[d]	4,785,301
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2022	3,605,000	[d]	3,582,252
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000		8,704,167
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000		4,161,680
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2038	1,800,000		2,187,666
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2037	2,500,000		3,044,575
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000		4,815,590
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000		2,847,900
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2044	2,500,000		2,732,325
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,115,000		1,291,783
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000		465,528

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	1,000,000	1,163,820
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	1,000,000	1,163,820
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	7,000,000	8,049,790
Jurupa Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000	3,822,158
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,431,096
Lodi Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2030	1,275,000	1,667,700
Long Beach Harbor, Revenue Bonds, Ser. D	5.00	5/15/2042	3,500,000	4,047,330
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2030	1,095,000	1,284,796
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2029	1,170,000	1,374,832
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	4.00	6/1/2036	5,000,000	6,124,600
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2045	4,000,000	4,687,360
Los Angeles County Regional Financing Authority, Revenue Bonds (MonteCedro Project) Ser. A	5.00	11/15/2044	2,000,000	2,157,480
Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport) Ser. B	5.00	5/15/2038	3,500,000	3,845,275
Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport)	5.00	5/15/2032	16,985,000	21,417,575
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000	2,955,983

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	4,215,000		5,360,005
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2038	4,500,000		5,201,415
Los Angeles Department of Water, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	3,000,000		3,963,720
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000		5,195,880
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2050	5,000,000		6,457,100
Metropolitan Water District of Southern California, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	5,000,000		5,361,450
Metropolitan Water District of Southern California, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,392,000
Mountain View Los Altos Union High School District, GO, Ser. B	4.00	8/1/2025	1,450,000		1,724,282
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000		2,191,749
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000		3,044,267
North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.25	9/1/2026	2,760,000		3,111,265
Northern California Power Agency, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.)	7.50	7/1/2021	180,000	[c]	190,663
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2038	1,565,000		1,837,607
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000		1,757,820
Oakland Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,514,140
Oakland Unified School District, GO, Ser. A	5.00	8/1/2040	3,500,000		4,060,140
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2041	6,000,000		6,784,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2047	1,000,000		1,155,160
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2042	3,000,000		3,491,340
Palomar Community College District, GO, Ser. B	0/6.38	8/1/2045	16,615,000	[a]	18,239,449
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000		2,249,461
Palomar Health, Revenue Bonds, Refunding (Palomar Health & Arch Health Partners Obligated Group)	5.00	11/1/2042	5,000,000		5,676,600
Peralta Community College District, GO, Refunding, Ser. A	4.00	8/1/2039	5,000,000		5,566,350
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000		2,216,596
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2034	1,310,000		1,590,995
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2035	1,740,000		2,103,712
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2028	3,000,000		3,684,120
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	3,000,000		3,802,320
Pomona Unified School District, GO (Insured; Build America Mutual) Ser. F	5.00	8/1/2039	2,000,000		2,297,840
Port of Los Angeles, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	2,050,000		2,355,942
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000		3,817,288
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,375,000		1,709,249
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2035	1,000,000		1,247,840
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000		7,072,317
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000		7,464,074
Sacramento Municipal Utility District, Revenue Bonds, Refunding, Ser. X	5.00	8/15/2028	1,845,000		1,928,523

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000		6,938,880
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000		2,336,440
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2028	2,000,000		2,578,880
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000		3,577,410
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000		1,109,350
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2024	10,000,000	[c]	11,633,700
San Francisco Bay Area Rapid Transit District, Revenue Bonds, Ser. A	4.00	7/1/2037	2,500,000		2,920,100
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2028	2,000,000		2,142,060
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2029	2,000,000		2,140,340
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000		4,810,200
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2027	2,000,000		2,478,020
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2029	1,000,000		1,214,810
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	1,000,000		1,199,010
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	5,000,000		5,940,900
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	9,905,000		12,150,761
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. B	0.00	8/1/2021	500,000	[d]	485,945

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000		1,275,351
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay North Redevelopment Project) Ser. A	5.00	8/1/2036	1,555,000		1,847,433
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.00	8/1/2041	1,750,000		2,035,775
San Francisco Public Utilities Commission, Revenue Bonds	5.00	5/1/2022	4,000,000	[c]	4,322,960
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,517,650
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2039	1,500,000		1,812,615
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2037	2,200,000		2,674,826
Santa Margarita Water District, Special Tax Bonds (Community Facilities District No. 2013-1)	5.63	9/1/2043	6,720,000		7,288,310
Santa Margarita Water District, Special Tax Bonds, Refunding (Community Facilities District No. 99-1) Ser. B	5.00	9/1/2027	1,945,000		2,212,126
South Orange County Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	8/15/2029	1,500,000		1,590,885
South Orange County Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	8/15/2030	1,000,000		1,059,610
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000		6,993,610
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2038	2,500,000		2,845,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
Stockton Unified School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2025	1,620,000		1,750,799
Stockton Unified School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2026	1,115,000		1,204,601
Tender Option Bond Trust Receipts (Series 2016-XM0375), (Riverside County Transportation Commission, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.25	8.33	6/1/2039	3,750,000	[b,e,f]	4,782,113
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	15.13	7/1/2043	3,000,000	[b,e,f]	3,920,580
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Green Bond)) Recourse, Underlying Coupon Rate (%) 4.00	12.09	8/1/2039	2,500,000	[b,e,f]	3,654,725
Tender Option Bond Trust Receipts (Series 2019-XF0762), (California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health)) Recourse, Underlying Coupon Rate (%) 5.00	14.65	11/15/2046	3,070,000	[b,e,f]	5,217,956
Torrance, Revenue Bonds (Torrance Memorial Medical Center) Ser. A	5.00	9/1/2040	3,000,000		3,000,000
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000		768,157
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000		2,206,052
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000		836,502
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000		1,794,405
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2042	10,000,000		10,717,900
University of California, Revenue Bonds, Refunding, Ser. BE	5.00	5/15/2027	1,160,000		1,515,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.5% (continued)
California - 96.7% (continued)
University of California, Revenue Bonds, Ser. AM	5.25	5/15/2030	3,000,000	3,523,890
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	10,000,000	10,990,300
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	3,323,220
Walnut Energy Center Authority, Revenue Bonds, Refunding	5.00	1/1/2027	2,150,000	2,542,762
Yosemite Community College District, GO, Ser. D	0.00	8/1/2031	5,545,000	[d] 4,546,068
				832,092,624
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	5,905,000	6,441,824
Total Long-Term Municipal Investments (cost $781,785,340)			838,534,448
Total Investments (cost $791,846,575)			98.7%	848,644,081
Cash and Receivables (Net)			1.3%	11,567,850
Net Assets			100.0%	860,211,931

GO—General Obligation

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities were valued at $56,487,104 or 6.57% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon California AMT-Free Municipal Bond Fund

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	10,109,633	-	10,109,633
Municipal Securities	-	838,534,448	-	838,534,448

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2020, accumulated net unrealized appreciation on investments was $56,797,506, consisting of $58,267,964 gross unrealized appreciation and $1,470,458 gross unrealized depreciation.

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.